INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 8. INVENTORIES

	June 30,	December 31,
	2019	2018
	(unaudited)
Raw materials	$263,715	$119,222
Packaging materials	267,470	297,995
Finished goods	2,616,786	1,419,121
Work in progress	325,756	272,750
Inventories	$3,473,727	$2,109,088

As of June 30, 2019, the balance of finished goods mainly represent a major product and other three new products launched in 2018 and 2019.

	December 31,	December 31,
	2018	2017

Raw materials	$119,222	$53,129
Packaging materials	297,995	70,187
Finished goods	1,419,121	478,396
Work in progress	272,750	196,177
Inventories	$2,109,088	$797,889

As of December 31, 2018, the balance of finished goods mainly represent two new products launched in 2018 and the balance of work in progress mainly consisted new aloe product in the examination process.